SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL

12. SHARE CAPITAL

Upon incorporation of the Company, the authorized share capital was US$50,000 divided into 49,990,000 ordinary shares at a par value of US$0.001 each, and 10,000 convertible preferred shares of a par value at US$0.001 each, all of which were designated Series A Preferred Shares. The amount of issued and outstanding ordinary shares was 10,000.

On May 19, 2008, the Company affected a bonus share issuance in the form of a share split such that each holder of ordinary shares and Series A Preferred Shares received approximately 20,800 ordinary shares and Series A Preferred Shares for each ordinary share and Series A Preferred Share held, respectively. The amount of issued and outstanding ordinary shares and Series A Preferred Shares were increased to 208,005,986 shares and 69,994,014 shares, respectively, as a result of the bonus share issuance. The par value of both ordinary shares and Series A Preferred Shares remains unchanged at US$0.001 per share. The conversion price of Series A Preferred Shares was adjusted to US$0.50 per share as a result of the bonus share issuance without changing the aggregate liquidation value. The authorized share capital was increased to US$500,000 divided into 429,999,350 ordinary shares of a par value of US$0.001 each, and 70,000,650 convertible preferred shares of a par value of US$0.001 each, all of which are designated Series A Preferred Shares.

The effect of the bonus share issuance was retroactively adjusted to reflect the change for all years presented, as if such share split had occurred from inception of the Group. The par value of US$207,996 related to ordinary shares first offset against the additional paid-in capital of US$2,554 and the remaining of US$205,442 was recorded against retained earnings as of January 1, 2007.

On October 19, 2010, with the completion of the qualifying IPO, the amounts of issued and outstanding ordinary shares were increased to 335,600,000, among which 57,600,000 ordinary shares were increased from public issuance and 69,994,014 ordinary shares were automatically converted from Series A Preferred Shares.

As of December 31, 2011, the total issued and outstanding ordinary shares were increased to 336,109,400, from the exercise of share options.